Post employment benefits - Schedule of charge before taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	$ (42)	$ (37)	$ (39)
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	5	19	(37)
Ireland
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	3	1	61
United States
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	(35)	(38)	(42)
Other
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	$ (15)	$ (19)	$ (21)